BORROWINGS - Non-recourse Borrowings Narrative (Details) R$ in Millions, $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 BRL (R$)
Debt Associated With United States Distributed Generation Portfolio, Matures 2025
Disclosure of detailed information about borrowings [line items]
Increase in revolving credit facility			$ 50
Notional amount			$ 150
Debt Associated With United States Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Increase in revolving credit facility	$ 250	$ 250
Notional amount		$ 750
Debt Associated With Colombia Hydroelectric Assets, Matures In 2047
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 3,000,000
Brookfield Global Transition Fund Subscription Facility, Maturing December 2024
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
Debt Associated With Brazilian Solar Assets, Maturing In 2047
Disclosure of detailed information about borrowings [line items]
Notional amount | R$					R$ 350